TAXATION LIABILITY (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of Current Tax Liability [Roll Forward]
Balance at beginning of year			$ (10)
Balance at beginning of year	$ 46	$ 8
Refunds during the year	6	36	32
Payments during the year	(189)	(116)	(166)
Taxation of items included in the income statement	454	217	231
Offset of VAT and other taxes	(114)	(87)	(84)
Transfer of Siguiri tax asset to non-current trade, other receivables and other assets	0	0	4
Translation	(17)	(12)	1
Balance at end of year	186	46	8
Included in the statement of financial position as follows:
Taxation asset included in trade, other receivables and other assets	(1)	(18)	(37)
Taxation liability	187	64	45
Current tax assets
Current tax liabilities	$ 186	$ 46	$ 8